(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Movement Schedules by Measurement Component (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	€ 125
Beginning balance	188,359
Opening net balance	188,233
Opening assets, Reinsurance	16,021
Opening liabilities, Reinsurance	303
Net opening balance, Investment contracts	22,332	€ 21,594
Variable Fee Approach [Abstract]
Closing net balance	176,049	188,233
Closing assets	18	125
Closing balance	176,067	188,359
Closing assets, Reinsurance	17,153	16,021
Closing liabilities, Reinsurance	195	303
Net closing balance, Investment contracts	21,281	22,332
Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Investment contracts	0	0
Opening liabilities, Investment contracts	22,332	21,594
Net opening balance, Investment contracts	22,332	21,594
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that adjust onerous contracts	2	0
Changes that relate to future service	2	0
Earnings released from contractual service margin	(37)	(33)
Release of risk adjustment	(14)	(14)
Experience adjustments on current service	4	11
Changes that relate to current service	(47)	(37)
Insurance service result	(45)	(37)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	2,916	2,270
Insurance finance income / (expenses)	2,916	2,270
Premiums received	413	470
Claims, benefits and expenses paid	(3,157)	(2,995)
Acquisition costs paid	(2)	0
Other	1	0
Cash flows	(2,744)	(2,525)
Net exchange differences	(1,177)	1,030
Net closing balance, Investment contracts	21,281	22,332
Closing assets, Investment contracts	0	0
Closing liabilities, Investment contracts	21,281	22,332
Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	125
Beginning balance	188,318
Opening net balance	188,193
Opening assets, Reinsurance	16,015
Opening liabilities, Reinsurance	303
Variable Fee Approach [Abstract]
Closing net balance	176,006	188,193
Closing assets	18	125
Closing balance	176,024	188,318
Closing assets, Reinsurance	17,146	16,015
Closing liabilities, Reinsurance	195	303
Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	125	185
Beginning balance	188,318	177,407
Opening net balance	188,193	177,222
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that adjust onerous contracts	1,098	1,064
New contracts issued – non-onerous	0	0
New contracts issued – onerous	42	54
Changes that relate to future service	1,139	1,118
Earnings released from contractual service margin	(930)	(958)
Release of risk adjustment	(278)	(305)
Experience adjustments on current service	439	101
Revenue recognised for incurred policyholder tax expenses	(11)	2
Changes that relate to current service	(780)	(1,160)
Changes that relate to past service	1	14
Experience adjustments on claims incurred	1	14
Insurance service result	361	(27)
General Model [Abstract]
Interest accreted to insurance contracts	3,021	3,096
Changes in interest rates and other financial assumptions	1,771	(1,921)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(128)	121
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	14,316	12,719
Change in fulfilment value - risk mitigation option	(836)	(2,029)
Insurance finance income / (expenses)	18,143	11,986
Premiums received	14,405	15,377
Claims, benefits and expenses paid	(24,576)	(26,274)
Acquisition costs paid	(1,126)	(963)
Other	(30)	(32)
Cash flows	(11,326)	(11,892)
Contracts disposed during the period	0	(85)
Disposal of a business	(7)	0
Transfers to disposal groups	0	(3)
Other	0	(4)
Other movements	(7)	(92)
Net exchange differences	(19,358)	10,996
Closing net balance	176,006	188,193
Closing assets	18	125
Closing balance	176,024	188,318
Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	16,015	16,601
Opening liabilities, Reinsurance	303	608
Net opening balance, Reinsurance	15,712	15,993
Changes in estimates that adjust contractual service margin	0	0
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	618	454
New reinsurance contracts recognized in the year	1	1
Changes that relate to future service	620	455
Earnings released from contractual service margin	(11)	(14)
Release of risk adjustment	(72)	(83)
Experience adjustments on current service	300	(36)
Changes that relate to current service	217	(133)
Changes that relate to past service	0	3
Experience adjustments on claims incurred	0	3
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	837	325
Insurance finance income / (expenses)	683	55
Premiums paid, net of received fixed commission	4,950	1,341
Amounts received	(3,270)	(3,209)
Other	(1)	(1)
Cash flows	1,680	(1,869)
Reinsurance contracts disposed in the year	0	(30)
Other	0	196
Other movements	0	226
Net exchange differences	(1,961)	1,011
Net closing balance, Reinsurance	16,950	15,712
Closing assets, Reinsurance	17,146	16,015
Closing liabilities, Reinsurance	195	303
BEL [Member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Investment contracts	0	0
Opening liabilities, Investment contracts	21,987	21,285
Net opening balance, Investment contracts	21,987	21,285
Changes in estimates that adjust contractual service margin	(66)	(70)
Changes in estimates that adjust onerous contracts	2	0
Changes that relate to future service	(64)	(70)
Earnings released from contractual service margin	0	0
Release of risk adjustment	0	0
Experience adjustments on current service	4	11
Changes that relate to current service	4	11
Insurance service result	(60)	(59)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	2,916	2,270
Insurance finance income / (expenses)	2,916	2,270
Premiums received	413	470
Claims, benefits and expenses paid	(3,157)	(2,995)
Acquisition costs paid	(2)	0
Other	1	0
Cash flows	(2,744)	(2,525)
Net exchange differences	(1,159)	1,015
Net closing balance, Investment contracts	20,940	21,987
Closing assets, Investment contracts	0	0
Closing liabilities, Investment contracts	20,940	21,987
BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	452	475
Beginning balance	176,063	166,036
Opening net balance	175,611	165,562
Changes in estimates that adjust contractual service margin	(371)	(317)
Changes in estimates that adjust onerous contracts	1,069	1,063
New contracts issued – non-onerous	(788)	(648)
New contracts issued – onerous	25	36
Changes that relate to future service	(65)	134
Earnings released from contractual service margin	0	0
Release of risk adjustment	0	0
Experience adjustments on current service	439	101
Revenue recognised for incurred policyholder tax expenses	(11)	2
Changes that relate to current service	428	103
Changes that relate to past service	1	15
Experience adjustments on claims incurred	1	15
Insurance service result	364	252
General Model [Abstract]
Interest accreted to insurance contracts	2,654	2,693
Changes in interest rates and other financial assumptions	1,775	(1,910)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(138)	121
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	14,316	12,719
Change in fulfilment value - risk mitigation option	(836)	(2,029)
Insurance finance income / (expenses)	17,770	11,594
Premiums received	14,405	15,377
Claims, benefits and expenses paid	(24,576)	(26,274)
Acquisition costs paid	(1,126)	(963)
Other	(30)	(32)
Cash flows	(11,326)	(11,892)
Contracts disposed during the period	0	(128)
Disposal of a business	(7)	0
Transfers to disposal groups	0	(14)
Other	0	(4)
Other movements	(7)	(147)
Net exchange differences	(17,981)	10,242
Closing net balance	164,430	175,611
Closing assets	100	452
Closing balance	164,531	176,063
BEL [Member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	15,374	16,184
Opening liabilities, Reinsurance	693	1,024
Net opening balance, Reinsurance	14,681	15,160
Changes in estimates that adjust contractual service margin	(234)	(152)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	591	462
New reinsurance contracts recognized in the year	(200)	(11)
Changes that relate to future service	157	299
Earnings released from contractual service margin	0	0
Release of risk adjustment	0	0
Experience adjustments on current service	300	(36)
Changes that relate to current service	300	(36)
Changes that relate to past service	0	3
Experience adjustments on claims incurred	0	3
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	457	266
Insurance finance income / (expenses)	652	31
Premiums paid, net of received fixed commission	4,950	1,341
Amounts received	(3,270)	(3,209)
Other	(1)	(1)
Cash flows	1,680	(1,869)
Reinsurance contracts disposed in the year	0	(64)
Other	0	143
Other movements	0	207
Net exchange differences	(1,826)	949
Net closing balance, Reinsurance	15,644	14,681
Closing assets, Reinsurance	15,816	15,374
Closing liabilities, Reinsurance	172	693
RA [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Investment contracts	0	0
Opening liabilities, Investment contracts	112	128
Net opening balance, Investment contracts	112	128
Changes in estimates that adjust contractual service margin	5	(7)
Changes in estimates that adjust onerous contracts	0	0
Changes that relate to future service	5	(7)
Earnings released from contractual service margin	0	0
Release of risk adjustment	(14)	(14)
Experience adjustments on current service	0	0
Changes that relate to current service	(14)	(14)
Insurance service result	(10)	(21)
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0	0
Insurance finance income / (expenses)	0	0
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Acquisition costs paid	0	0
Other	0	0
Cash flows	0	0
Net exchange differences	(6)	6
Net closing balance, Investment contracts	97	112
Closing assets, Investment contracts	0	0
Closing liabilities, Investment contracts	97	112
RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	(323)	(286)
Beginning balance	3,295	3,251
Opening net balance	3,618	3,537
Changes in estimates that adjust contractual service margin	(78)	(131)
Changes in estimates that adjust onerous contracts	29	1
New contracts issued – non-onerous	118	102
New contracts issued – onerous	17	18
Changes that relate to future service	86	(10)
Earnings released from contractual service margin	0	0
Release of risk adjustment	(278)	(305)
Experience adjustments on current service	0	0
Revenue recognised for incurred policyholder tax expenses	0	0
Changes that relate to current service	(278)	(305)
Changes that relate to past service	0	(1)
Experience adjustments on claims incurred	0	(1)
Insurance service result	(191)	(315)
General Model [Abstract]
Interest accreted to insurance contracts	141	178
Changes in interest rates and other financial assumptions	(4)	(11)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	10	0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0	0
Change in fulfilment value - risk mitigation option	0	0
Insurance finance income / (expenses)	148	167
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Acquisition costs paid	0	0
Other	0	0
Cash flows	0	0
Contracts disposed during the period	0	0
Disposal of a business	0	0
Transfers to disposal groups	0	6
Other	0	0
Other movements	0	6
Net exchange differences	(405)	224
Closing net balance	3,169	3,618
Closing assets	(35)	(323)
Closing balance	3,134	3,295
RA [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	433	423
Opening liabilities, Reinsurance	(361)	(332)
Net opening balance, Reinsurance	794	755
Changes in estimates that adjust contractual service margin	(20)	(11)
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	9	38
New reinsurance contracts recognized in the year	60	4
Changes that relate to future service	50	31
Earnings released from contractual service margin	0	0
Release of risk adjustment	(72)	(83)
Experience adjustments on current service	0	0
Changes that relate to current service	(72)	(83)
Changes that relate to past service	0	0
Experience adjustments on claims incurred	0	0
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	(22)	(52)
Insurance finance income / (expenses)	43	36
Premiums paid, net of received fixed commission	0	0
Amounts received	0	0
Other	0	0
Cash flows	0	0
Reinsurance contracts disposed in the year	0	0
Other	0	5
Other movements	0	5
Net exchange differences	(94)	50
Net closing balance, Reinsurance	721	794
Closing assets, Reinsurance	691	433
Closing liabilities, Reinsurance	(30)	(361)
CSM [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	8,964	8,124
Changes in estimates that adjust contractual service margin	449	448
Earnings released from contractual service margin	(930)	(958)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	226	225
Other		6
Cash flows		43
Net exchange differences	(972)	529
Closing net balance	8,406	8,964
CSM [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	237	78
Changes in estimates that adjust contractual service margin	254	163
Earnings released from contractual service margin	(11)	(14)
Variable Fee Approach [Abstract]
Insurance finance income / (expenses)	(12)	(12)
Other		14
Cash flows		34
Net exchange differences	(42)	12
Closing net balance	585	237
CSM [member] | Investment contract with discretionary participation features [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening net balance	233	180
Opening assets, Investment contracts	0	0
Opening liabilities, Investment contracts	233	180
Net opening balance, Investment contracts	233	180
Changes in estimates that adjust contractual service margin	61	76
Changes in estimates that adjust contractual service margin	61	76
Changes in estimates that adjust onerous contracts	0	0
Changes that relate to future service	61	76
Earnings released from contractual service margin	(37)	(33)
Earnings released from contractual service margin	(37)	(33)
Release of risk adjustment	0	0
Experience adjustments on current service	0	0
Changes that relate to current service	(37)	(33)
Insurance service result	25	43
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets of products with direct participating features	0	0
Insurance finance income / (expenses)	0
Insurance finance income / (expenses)	0	0
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Acquisition costs paid	0	0
Other	0	0
Cash flows		0
Cash flows	0	0
Net exchange differences	(13)	10
Net exchange differences	(13)	10
Closing net balance	245	233
Net closing balance, Investment contracts	245	233
Closing assets, Investment contracts	0	0
Closing liabilities, Investment contracts	245	233
CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets	(5)	(4)
Beginning balance	8,959	8,120
Opening net balance	8,964	8,124
Changes in estimates that adjust contractual service margin	449	448
Changes in estimates that adjust onerous contracts	0	0
New contracts issued – non-onerous	669	546
New contracts issued – onerous	0	0
Changes that relate to future service	1,118	994
Earnings released from contractual service margin	(930)	(958)
Release of risk adjustment	0	0
Experience adjustments on current service	0	0
Revenue recognised for incurred policyholder tax expenses	0	0
Changes that relate to current service	(930)	(958)
Changes that relate to past service	0	0
Experience adjustments on claims incurred	0	0
Insurance service result	189	36
General Model [Abstract]
Interest accreted to insurance contracts	226	225
Changes in interest rates and other financial assumptions	0	0
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0	0
Variable Fee Approach [Abstract]
Change in fair value of the underlying assets	0	0
Change in fulfilment value - risk mitigation option	0	0
Insurance finance income / (expenses)	226	225
Premiums received	0	0
Claims, benefits and expenses paid	0	0
Acquisition costs paid	0	0
Other	0	0
Cash flows	0	0
Contracts disposed during the period	0	43
Disposal of a business	0	0
Transfers to disposal groups	0	6
Other	0	0
Other movements	0	48
Net exchange differences	(972)	529
Closing net balance	8,406	8,964
Closing assets	(47)	(5)
Closing balance	8,359	8,959
CSM [member] | Insurance contracts other than those to which premium allocation approach has been applied [member] | Reinsurance contracts held [member]
Disclosure of movement by measurement component insurance reinsurance contracts and investment contracts [line items]
Opening assets, Reinsurance	208	(7)
Opening liabilities, Reinsurance	(29)	(85)
Net opening balance, Reinsurance	237	78
Changes in estimates that adjust contractual service margin	254	163
Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	18	(46)
New reinsurance contracts recognized in the year	141	8
Changes that relate to future service	413	125
Earnings released from contractual service margin	(11)	(14)
Release of risk adjustment	0	0
Experience adjustments on current service	0	0
Changes that relate to current service	(11)	(14)
Changes that relate to past service	0	0
Experience adjustments on claims incurred	0	0
Variable Fee Approach [Abstract]
Net income/expenses of reinsurance held	402	111
Insurance finance income / (expenses)	(12)	(12)
Premiums paid, net of received fixed commission	0	0
Amounts received	0	0
Other	0	0
Cash flows	0	0
Reinsurance contracts disposed in the year	0	34
Other	0	48
Other movements	0	14
Net exchange differences	(42)	12
Net closing balance, Reinsurance	585	237
Closing assets, Reinsurance	639	208
Closing liabilities, Reinsurance	€ 54	€ (29)